Lease liability (Tables)	12 Months Ended
Dec. 31, 2021
Lease liability
Schedule of lease liability maturity, interest rate and balance

		Incremental
As at December 31:	Maturity	borrowing rate	2021	2020
Current	2022	10.25%	$439,709	$283,976
Non-current	2023‑2039	10.25%	1,978,997	2,598,176
			$2,418,706	$2,882,152

Schedule of undiscounted minimum lease payments remaining

The Company has committed to the following undiscounted minimum lease payments remaining as at December 31, 2021:

Year ended December 31:
2022	$108,628
2023	260,708
2024	260,708
2025	260,708
2026	260,708
Thereafter	3,193,669
$4,345,129